Goodwill (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 PRC item	Dec. 31, 2012 International item	Dec. 31, 2012 Online game related operation PRC CNY	Dec. 31, 2011 Online game related operation PRC CNY	Dec. 31, 2012 Online game related operation International CNY	Dec. 31, 2011 Online game related operation International CNY	Dec. 31, 2011 Film, television and others CNY
Changes in the carrying value of goodwill
Goodwill		466,328,513	483,624,832			112,424,861	110,606,000	353,903,652	145,663,228	227,355,604
Goodwill, beginning balance		466,328,513	483,624,832			112,424,861	110,606,000	353,903,652	145,663,228	227,355,604
Increase in goodwill related to acquisition			199,855,402				1,818,861		198,036,541
Disposal			(227,355,604)							(227,355,604)
Impairment charges	(6,544,028)	(40,769,946)				(1,818,861)		(38,951,085)
Foreign currency translation adjustment		(16,729,150)	10,203,883					(16,729,150)	10,203,883
Goodwill		449,599,363	466,328,513			112,424,861	112,424,861	337,174,502	353,903,652
Accumulated impairment charges		(40,769,946)				(1,818,861)		(38,951,085)
Goodwill, Ending Balance	$ 65,621,646	408,829,417	466,328,513			110,606,000	112,424,861	298,223,417	353,903,652
Goodwill impairment, number of units tested				1	3